Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Consolidated Statements of Operations
Revenue, net	$ 445,741	$ 192,484	$ 220,058
Voyage expenses	(153,729)	(88,578)	(81,253)
Vessel operating expenses	(60,020)	(60,834)	(62,547)
Operating expense component	(7,809)	(3,609)	(712)
Vessel lease expense component	(7,185)	(3,321)	(655)
Depreciation	(29,276)	(31,702)	(32,187)
Amortization of deferred drydock expenditures	(4,161)	(5,169)	(6,200)
General and administrative expenses
Corporate	(19,936)	(16,071)	(15,123)
Commercial and chartering	(4,171)	(3,125)	(2,781)
Loss on vessel held for sale			(6,447)
Loss on vessels sold	(6,917)
Unrealized gains / (losses) on derivatives	2,961	276	(114)
Interest expense and finance costs	(15,537)	(16,202)	(18,168)
Interest income	471	55	282
Loss on extinguishment	(1,576)	(569)
Income / (Loss) before taxes and equity method investments	138,856	(36,365)	(5,847)
Income tax	(207)	(150)	(199)
Loss from equity method investments	(195)	(317)
Net Income/(loss)	138,454	(36,832)	(6,046)
Preferred dividend	(3,400)	(1,254)
Net income/ (loss) attributable to common stockholders	$ 135,054	$ (38,086)	$ (6,046)
Net income / (loss) per share, basic (in dollars per share)	$ 3.63	$ (1.12)	$ (0.18)
Net income / (loss) per share, diluted (in dollars per share)	$ 3.52	$ (1.12)	$ (0.18)
Weighted average number of shares outstanding, basic (in shares)	37,235,599	33,882,932	33,241,936
Weighted average number of shares outstanding, diluted (in shares)	38,359,985	33,882,932	33,241,936